Compensation Plans (Schedule of FV Assumptions) (Details)	12 Months Ended
	Dec. 31, 2014 Encana US$ [Member] USD ($)	Dec. 31, 2013 Encana US$ [Member] USD ($)	Dec. 31, 2014 Encana C$ [Member] CAD	Dec. 31, 2013 Encana C$ [Member] CAD	Dec. 31, 2013 Cenovus [Member] CAD
Fair Value Assumptions, Risk Free Interest Rate	1.01%	1.09%	1.01%	1.09%	1.09%
Fair Value Assumption Dividend Yield	2.02%	1.55%	1.91%	1.50%	3.18%
Fair Value Assumptions, Weighted Average Volatility Rate	30.66%	33.20%	29.11%	30.42%	27.75%
Fair Value Assumptions, Expected Term	1 year 6 months	1 year 9 months 18 days	1 year 8 months 12 days	1 year 8 months 12 days	1 month 6 days
Share Price	$ 13.87	$ 18.05	16.17	19.18	30.40